Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Integrated Large Cap Value Fund - Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Value Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Large Cap Value Fund - Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund - Class A | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund - Class A | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Class A | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Class A | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Class A | Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Class A | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Class A | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Integrated Large Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Integrated Large Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Integrated Large Cap Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Integrated Large Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Integrated Large Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Integrated Large Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Integrated Large Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Integrated Large Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Integrated Large Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Large Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Integrated Large Cap Value Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Integrated Large Cap Value Fund - Institutional Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Integrated Large Cap Value Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Large Cap Value Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund - Institutional Class | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund - Institutional Class | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Institutional Class | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Institutional Class | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Institutional Class | Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Institutional Class | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund - Institutional Class | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Integrated Large Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Integrated Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Integrated Large Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Integrated Large Cap Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Integrated Large Cap Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Integrated Large Cap Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Integrated Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Integrated Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Integrated Large Cap Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Large Cap Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Integrated Large Cap Value Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Integrated Large Cap Value Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%